Property, Plant and Equipment (Summary of Reconciliation of Changes in Property Plant and Equipment) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment - ROU assets - IFRS Adjustment	$ 1,259	$ 1,267
Additions	2,081	2,465
Additions - ROU	417	409
Disposals	56	51
Transfers	0	0
Foreign currency translation and other	3	(17)
Depreciation	(1,567)	(1,415)
Depreciation - ROU	420	388
Impairment	315
Owned [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	21,194
Ending balance	21,345	21,194
Land Improvements 1 [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment - ROU assets - IFRS Adjustment	28	30
Additions	0	1
Additions - ROU	0	1
Disposals	4	6
Transfers	119	26
Foreign currency translation and other	(14)	12
Depreciation	(45)	(39)
Depreciation - ROU	2	2
Impairment	$ 1
Useful Life Range	3 – 85
Land Improvements 1 [Member] | Owned [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 1,145
Ending balance	1,200	1,145
Buildings and Improvements [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment - ROU assets - IFRS Adjustment	368	396
Additions	1	5
Additions - ROU	61	70
Disposals	11	7
Transfers	222	188
Foreign currency translation and other	(40)	34
Depreciation	(210)	(184)
Depreciation - ROU	56	60
Impairment	$ 59
Useful Life Range	1 – 65
Buildings and Improvements [Member] | Owned [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 5,980
Ending balance	5,916	5,980
Machinery And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment - ROU assets - IFRS Adjustment	863	841
Additions	7	37
Additions - ROU	356	338
Disposals	30	37
Transfers	1,632	1,401
Foreign currency translation and other	(5)	99
Depreciation	(1,170)	(1,054)
Depreciation - ROU	362	326
Impairment	$ 60
Useful Life Range	1 – 80
Machinery And Equipment [Member] | Owned [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 10,486
Ending balance	10,832	10,486
Mine development costs [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment - ROU assets - IFRS Adjustment	0	0
Additions	0	0
Additions - ROU	0	0
Disposals	2	0
Transfers	296	237
Foreign currency translation and other	20	3
Depreciation	(142)	(138)
Depreciation - ROU	0	0
Impairment	$ 0
Useful Life Range	1 – 60
Mine development costs [Member] | Owned [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 1,115
Ending balance	1,287	1,115
Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment - ROU assets - IFRS Adjustment	0	0
Additions	2,073	2,422
Additions - ROU	0	0
Disposals	9	1
Transfers	(2,269)	(1,852)
Foreign currency translation and other	42	(165)
Depreciation	0	0
Depreciation - ROU	0	0
Impairment	195
Assets Under Construction [Member] | Owned [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,468
Ending balance	$ 2,110	$ 2,468